ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES AND VARIABLE INTEREST ENTITY

The following table lists our subsidiaries as of the respective date as indicated below.

Entities	Subsidiaries	June 30, 2024 % owned	December 31, 2023 % owned	December 31, 2022 % owned	Location

Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Taoping Digital Assets (Asia) Limited (TDAL)	Subsidiary	-	-	100%	Hong Kong, China
Taoping Digital Assets (Hong Kong) Limited (TDL)	Subsidiary	-	-	100%	Hong Kong, China
Taoping Capital Limited (TCL)	Subsidiary	-	-	100%	Hong Kong, China
Kazakh Taoping Operation Management Co. Ltd. (KTO)	Subsidiary	-	-	100%	Kazakhstan
Kazakh Taoping Data Center Co. Ltd. (KTD)	Subsidiary	-	-	100%	Kazakhstan
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	Subsidiary	100%	100%	100%	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Tech. (Chenzhou) Co., Ltd. (TCTCZ)	Subsidiary	-	-	100%	Chenzhou, China
Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)	Subsidiary	100%	100%	100%	Jiangsu, China
Zhenjiang Taoping IoT Tech. Co., Ltd. (ZJIOT)	Subsidiary	-	100%	100%	Zhenjiang, China
Taoping EP Holdings (Shenzhen) Co., Ltd. (TEPH)	Subsidiary	51%	51%	-	Shenzhen, China
Fujian Taoping Investment Co., Ltd. (FJTI)	Subsidiary	100%	100%	-	Fujian, China
Taoping (Guangxi) EP Tech. Co., Ltd. (TPGXT)	Subsidiary	100%	100%	-	Guangxi, China
Taoping Industrial (Yunnan) Co., Ltd. (TIYN)	Subsidiary	100%	-	-	Yunnan, China